Net Gain on Mortgage Loans Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash gain (loss) on sale:
Loan proceeds	$ (43,318)	$ 17,319	$ (55,141)	$ 23,019	$ 78,671	$ 182	$ (221)
Hedging activities	22,260	(14,670)	39,881	(20,702)	(70,916)	(8,578)	(315)
Cash gain, net of effects of cash hedging, on sale of mortgage loans held for sale	(21,058)	2,649	(15,260)	2,317	7,755	(8,396)	(536)
Non-cash gain on sale:
Change in fair value of IRLCs	(41,647)	4,622	(40,150)	4,805	16,035	7,919	(24)
MSRs received as proceeds on sale	52,478	15,085	94,214	25,971	90,472	8,253	1,174
MSR recapture payable to affiliate	(366)		(500)
Provision for representations and warranties on loans sold	(1,453)	(627)	(2,697)	(938)	(3,055)	(259)	(51)
Change in fair value relating to loans and hedging instruments held for sale at period end:
Loans	(17,242)	1,917	(19,633)	1,943	4,030	393	1,099
Hedging instruments	71,942	(8,856)	66,637	(4,786)	2,933	5,119	346
Total non-cash gain (loss) relating to loans and hedging instruments held at period end	54,700	(6,939)	47,004	(2,843)	6,963	5,512	1,445
Total non-cash gain on sale	63,712	12,141	97,871	26,410	110,415	21,425	2,544
Net gains on mortgage loans held for sale at fair value	$ 42,654	$ 14,790	$ 82,611	$ 28,727	$ 118,170	$ 13,029	$ 2,008